Schedule of investments
Macquarie VIP Growth Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.42%♦
Communication Services — 5.91%
Alphabet Class A	246,245	$ 38,079,327
		38,079,327
Consumer Discretionary — 12.05%
Amazon.com †	254,553	48,431,254
Booking Holdings	1,992	9,176,965
Ferrari	21,205	9,073,195
Home Depot	5,623	2,060,773
LVMH Moet Hennessy Louis Vuitton ADR	71,518	8,858,935
		77,601,122
Consumer Staples — 2.68%
Coca-Cola	240,663	17,236,284
		17,236,284
Financials — 15.57%
Intercontinental Exchange	137,853	23,779,643
Mastercard Class A	29,919	16,399,202
MSCI	27,092	15,320,526
S&P Global	21,317	10,831,168
Visa Class A	96,866	33,947,658
		100,278,197
Healthcare — 10.96%
Cooper †	104,504	8,814,912
Danaher	62,776	12,869,080
IDEXX Laboratories †	9,976	4,189,421
Intuitive Surgical †	21,340	10,569,062
UnitedHealth Group	47,404	24,827,845
Veeva Systems Class A †	40,208	9,313,379
		70,583,699
Industrials — 8.50%
Broadridge Financial Solutions	40,780	9,887,519
Equifax	46,572	11,343,076
Old Dominion Freight Line	41,109	6,801,484
TransUnion	24,767	2,055,413
Verisk Analytics	20,816	6,195,258
Waste Connections	94,371	18,420,276
		54,703,026
Information Technology — 40.30%
Apple	208,757	46,371,192
Autodesk †	27,271	7,139,548
Broadcom	22,856	3,826,780
CDW	36,077	5,781,700
Intuit	22,260	13,667,417
Microsoft	210,690	79,090,919
Motorola Solutions	21,054	9,217,652
NVIDIA	513,400	55,642,292
Salesforce	61,327	16,457,714
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Synopsys †	8,133	$ 3,487,837
Taiwan Semiconductor Manufacturing ADR	51,548	8,556,968
VeriSign †	40,296	10,229,946
		259,469,965
Real Estate — 3.45%
CoStar Group †	142,320	11,276,013
Equinix	13,380	10,909,383
		22,185,396
Total Common Stocks (cost $396,840,024)		640,137,016

Short-Term Investments — 0.70%
Money Market Mutual Funds — 0.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	1,132,094	1,132,094
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,132,095	1,132,095
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	1,132,095	1,132,095
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	1,132,096	1,132,096
Total Short-Term Investments (cost $4,528,380)		4,528,380

Total Value of Securities—100.12% (cost $401,368,404)		644,665,396
Liabilities Net of Receivables and Other Assets—(0.12%)		(767,634)
Net Assets Applicable to 64,710,199 Shares Outstanding—100.00%		$643,897,762
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV094 [0325] 0525 (4478817)    1